PIMCO Multisector Bond Active Exchange-Traded Fund Expense Example - PIMCO Multisector Bond Active Exchange-Traded Fund - PIMCO Multisector Bond Active Exchange-Traded Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 909